Mar. 16, 2017
Inspire Global Hope ETF
Inspire Global Hope Large Cap ETF

Inspire Global Hope Large Cap ETF

BLES

a series of Northern Lights Fund Trust IV

Supplement dated March 16, 2017 to the Prospectus and Statement of Additional Information dated February 10, 2017

Inspire Global Hope Large Cap ETF

Effective March 24, 2017, the name of the Inspire Global Hope Large Cap ETF is changed to Inspire Global Hope ETF.  Consequently, all references to Inspire Global Hope Large Cap ETF in the Fund's Prospectus and Statement of Additional Information are deleted and replaced with Inspire Global Hope ETF. In addition, effective May 15, 2017, the policy of the Inspire Global Hope Large Cap ETF to invest at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in foreign and domestic large capitalization equity securities will be eliminated as reflected in the last paragraph of the investment strategy set forth below.

The section Fund Summary - Principal Investment Strategies for the Global Hope ETF that begins on page 2 of the prospectus is hereby replaced with the following:

Principal Investment Strategies: The Fund generally will invest at least 80% of its total assets in the component securities of the Inspire Global Hope Large Cap Index (the “Index”). The index provider selects foreign (including emerging markets) and domestic equity securities included in the Russell 1,000 Index, MSCI EAFE Index, and MSCI Emerging Markets Large Cap Index using the index provider’s Inspire Impact Score®, a proprietary selection methodology that is designed to assign a score to a particular security based on the security’s alignment with biblical values and the positive impact that company has on the world through various environmental, social and governance criterion.

The methodology removes from the investment universe the securities of any company that has any degree of participation in activities that do not align with biblical values, which are:

• abortion;

• gambling;

• alcohol;

• tobacco;

• pornography;

• the LGBT lifestyle; and

• rights violations such as association with or doing business in terrorist sponsoring countries, countries having oppressive systems of government, and countries where there are known human rights violations related to the persecution or severe discrimination against Christians, and poor labor practices

The methodology then assigns a positive score based on whether the company has publically available policies and procedures regarding involvement in activities that align with biblical values in the following categories:

• Products and services (curing or treating disease; enhancing educational opportunities; providing food, water, shelter, clothing and sanitation for the poor and marginalized; and, providing Christian-themed products or services);

• Workplace (encouraging more time with family; providing above average compensation when compared to industry peers; providing above average employee benefit packages when compared to industry peers; and providing a safe and healthy workplace environment);

• Community (benefit the communities in which they do business through philanthropy and volunteerism); and

• Environment (protect and preserve the environment).

The index provider uses software that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies and practices when assigning Inspire Impact Scores to a company. The 400 securities with the highest Inspire Impact Scores are included in the Index and are equally weighted. The Index will typically be comprised of 50% domestic securities, 40% in developed foreign securities, and 10% in emerging market securities. The Inspire Impact Scores of the securities in the Index are reviewed periodically (at least annually), and the Index is rebalanced quarterly. If, upon review, the Inspire Impact Score of a security falls below an acceptable level, the security is removed from the Index and replaced with a higher scoring security.

The equity securities included in the Index are typically foreign and domestic equity securities of companies with capitalization of $5 billion or more. Under normal market conditions, the Fund will invest at least 40% of its net assets in securities of companies in at least 3 countries outside the U.S. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. The adviser is also the index provider.

The last paragraph of the section Additional Information About Principal Investment Strategies And Related Risks - Principal Investment Strategies for the Global Hope ETF on page 14 of the prospectus is hereby replaced with the following:

The equity securities included in the Index are typically foreign and domestic equity securities of companies with capitalization of $5 billion or more. Under normal market conditions, the Fund will invest at least 40% of its net assets in securities of companies in at least 3 countries outside the U.S. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. The adviser is also the index provider.

Inspire Global Hope Large Cap ETF, Inspire Small/Mid Cap Impact ETF, and Inspire Corporate Bond Impact ETF

The second paragraph of the section Additional Information About Principal Investment Strategies And Related Risks - Principal Investment Strategies on page 13 of the prospectus is hereby replaced with the following:

The methodology removes from the investment universe the securities of any company that has any degree of participation in activities that do not align with biblical values, which are:

• abortion;

• gambling;

• alcohol;

• tobacco;

• pornography;

• the LGBT lifestyle; and

• rights violations such as association with or doing business in terrorist sponsoring countries, countries having oppressive systems of government, and countries where there are known human rights violations related to the persecution or severe discrimination against Christians, and poor labor practices.

* * * * * *

This Supplement, and the Prospectus and Statement of Additional Information dated February 10, 2017, each provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. All of these documents are available upon request and without charge by calling 877.658.9473.

Please retain this Supplement for future reference.

Principal Investment Strategies:

The Fund generally will invest at least 80% of its total assets in the component securities of the Inspire Global Hope Large Cap Index (the “Index”). The index provider selects foreign (including emerging markets) and domestic equity securities included in the Russell 1,000 Index, MSCI EAFE Index, and MSCI Emerging Markets Large Cap Index using the index provider’s Inspire Impact Score®, a proprietary selection methodology that is designed to assign a score to a particular security based on the security’s alignment with biblical values and the positive impact that company has on the world through various environmental, social and governance criterion.

The methodology removes from the investment universe the securities of any company that has any degree of participation in activities that do not align with biblical values, which are:

• abortion;

• gambling;

• alcohol;

• tobacco;

• pornography;

• the LGBT lifestyle; and

• rights violations such as association with or doing business in terrorist sponsoring countries, countries having oppressive systems of government, and countries where there are known human rights violations related to the persecution or severe discrimination against Christians, and poor labor practices

The methodology then assigns a positive score based on whether the company has publically available policies and procedures regarding involvement in activities that align with biblical values in the following categories:

• Products and services (curing or treating disease; enhancing educational opportunities; providing food, water, shelter, clothing and sanitation for the poor and marginalized; and, providing Christian-themed products or services);

• Workplace (encouraging more time with family; providing above average compensation when compared to industry peers; providing above average employee benefit packages when compared to industry peers; and providing a safe and healthy workplace environment);

• Community (benefit the communities in which they do business through philanthropy and volunteerism); and

• Environment (protect and preserve the environment).

The index provider uses software that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies and practices when assigning Inspire Impact Scores to a company. The 400 securities with the highest Inspire Impact Scores are included in the Index and are equally weighted. The Index will typically be comprised of 50% domestic securities, 40% in developed foreign securities, and 10% in emerging market securities. The Inspire Impact Scores of the securities in the Index are reviewed periodically (at least annually), and the Index is rebalanced quarterly. If, upon review, the Inspire Impact Score of a security falls below an acceptable level, the security is removed from the Index and replaced with a higher scoring security.

The equity securities included in the Index are typically foreign and domestic equity securities of companies with capitalization of $5 billion or more. Under normal market conditions, the Fund will invest at least 40% of its net assets in securities of companies in at least 3 countries outside the U.S. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. The adviser is also the index provider.

Inspire Small/Mid Cap Impact ETF
Inspire Small/Mid Cap Impact ETF

Inspire Small/Mid Cap Impact ETF

ISMD

a series of Northern Lights Fund Trust IV

Supplement dated March 16, 2017 to the Prospectus and Statement of Additional Information dated February 10, 2017

Inspire Small/Mid Cap Impact ETF

The second paragraph of the section Fund Summary - Principal Investment Strategies for the Inspire Small/Mid Cap Impact ETF on page 5 of the prospectus is hereby replaced with the following:

The methodology removes from the investment universe the securities of any company that has any degree of participation in activities that do not align with biblical values, which are:

• abortion;

• gambling;

• alcohol;

• tobacco;

• pornography;

• the LGBT lifestyle; and

• rights violations such as association with or doing business in terrorist sponsoring countries, countries having oppressive systems of government, and countries where there are known human rights violations related to the persecution or severe discrimination against Christians, and poor labor practices.

Inspire Global Hope Large Cap ETF, Inspire Small/Mid Cap Impact ETF, and Inspire Corporate Bond Impact ETF

The second paragraph of the section Additional Information About Principal Investment Strategies And Related Risks - Principal Investment Strategies on page 13 of the prospectus is hereby replaced with the following:

The methodology removes from the investment universe the securities of any company that has any degree of participation in activities that do not align with biblical values, which are:

• abortion;

• gambling;

• alcohol;

• tobacco;

• pornography;

• the LGBT lifestyle; and

• rights violations such as association with or doing business in terrorist sponsoring countries, countries having oppressive systems of government, and countries where there are known human rights violations related to the persecution or severe discrimination against Christians, and poor labor practices.

* * * * * *

This Supplement, and the Prospectus and Statement of Additional Information dated February 10, 2017, each provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. All of these documents are available upon request and without charge by calling 877.658.9473.

Please retain this Supplement for future reference.

Principal Investment Strategies:

The methodology removes from the investment universe the securities of any company that has any degree of participation in activities that do not align with biblical values, which are:

• abortion;

• gambling;

• alcohol;

• tobacco;

• pornography;

• the LGBT lifestyle; and

• rights violations such as association with or doing business in terrorist sponsoring countries, countries having oppressive systems of government, and countries where there are known human rights violations related to the persecution or severe discrimination against Christians, and poor labor practices.

Inspire Corporate Bond Impact ETF
Inspire Corporate Bond Impact ETF

Inspire Corporate Bond Impact ETF

IBD

a series of Northern Lights Fund Trust IV

Supplement dated March 16, 2017 to the Prospectus and Statement of Additional Information dated February 10, 2017

Inspire Corporate Bond Impact ETF

The section Fund Summary - Principal Investment Strategies for the Inspire Corporate Bond Impact ETF that begins on page 9 of the prospectus is hereby replaced with the following:

Principal Investment Strategies: The Fund generally will invest at least 80% of its total assets in the component securities of the Inspire Corporate Bond Impact Index (the “Index”). The index provider selects domestic corporate bonds issued by companies that have market capitalizations of $5 billion or more and are included in the S&P 500 Investment Grade Corporate Bond Index using the index provider’s Inspire Impact Score®, a proprietary selection methodology that is designed to assign a score to a particular security based on the security’s alignment with biblical values and the positive impact that company has on the world through various environmental, social and governance criterion.

The methodology removes from the investment universe the securities of any company that has any degree of participation in activities that do not align with biblical values, which are:

• abortion;

• gambling;

• alcohol;

• tobacco;

• pornography;

• the LGBT lifestyle; and

• rights violations such as association with or doing business in terrorist sponsoring countries, countries having oppressive systems of government, and countries where there are known human rights violations related to the persecution or severe discrimination against Christians, and poor labor practices.

The index provider uses software that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies and practices when assigning Inspire Impact Scores to a company. Two hundred fifty (250) Bonds from the top 200 issuers with the highest Inspire Impact Scores are included in the Index and are equally weighted. The Inspire Impact Scores of the securities in the Index are reviewed periodically (at least annually), and the Index is rebalanced quarterly. If, upon review, the Inspire Impact Score of a security falls below an acceptable level, the security is removed from the Index and replaced with a higher scoring security. The adviser is also the index provider.

Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in domestic corporate bonds. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries.

Inspire Global Hope Large Cap ETF, Inspire Small/Mid Cap Impact ETF, and Inspire Corporate Bond Impact ETF

The second paragraph of the section Additional Information About Principal Investment Strategies And Related Risks - Principal Investment Strategies on page 13 of the prospectus is hereby replaced with the following:

The methodology removes from the investment universe the securities of any company that has any degree of participation in activities that do not align with biblical values, which are:

• abortion;

• gambling;

• alcohol;

• tobacco;

• pornography;

• the LGBT lifestyle; and

• rights violations such as association with or doing business in terrorist sponsoring countries, countries having oppressive systems of government, and countries where there are known human rights violations related to the persecution or severe discrimination against Christians, and poor labor practices.

* * * * * *

This Supplement, and the Prospectus and Statement of Additional Information dated February 10, 2017, each provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. All of these documents are available upon request and without charge by calling 877.658.9473.

Please retain this Supplement for future reference.

Principal Investment Strategies:

The Fund generally will invest at least 80% of its total assets in the component securities of the Inspire Corporate Bond Impact Index (the “Index”). The index provider selects domestic corporate bonds issued by companies that have market capitalizations of $5 billion or more and are included in the S&P 500 Investment Grade Corporate Bond Index using the index provider’s Inspire Impact Score®, a proprietary selection methodology that is designed to assign a score to a particular security based on the security’s alignment with biblical values and the positive impact that company has on the world through various environmental, social and governance criterion.

The methodology removes from the investment universe the securities of any company that has any degree of participation in activities that do not align with biblical values, which are:

• abortion;

• gambling;

• alcohol;

• tobacco;

• pornography;

• the LGBT lifestyle; and

• rights violations such as association with or doing business in terrorist sponsoring countries, countries having oppressive systems of government, and countries where there are known human rights violations related to the persecution or severe discrimination against Christians, and poor labor practices.

The index provider uses software that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies and practices when assigning Inspire Impact Scores to a company. Two hundred fifty (250) Bonds from the top 200 issuers with the highest Inspire Impact Scores are included in the Index and are equally weighted. The Inspire Impact Scores of the securities in the Index are reviewed periodically (at least annually), and the Index is rebalanced quarterly. If, upon review, the Inspire Impact Score of a security falls below an acceptable level, the security is removed from the Index and replaced with a higher scoring security. The adviser is also the index provider.

Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in domestic corporate bonds. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries.